UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                          Midas Management Corporation
                               11 Hanover Square
                               New York, NY 1005

                         Form 13F File Number: 028-06269

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     John F. Ramirez
     Chief Compliance Officer
     1-212-480-6432

     /s/John F. Ramirez
     Midas Management Corporation
     May 15, 2009

     Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 58

Form 13F Table Value Total: $70,622
                            (Thousands)

List of Other Managers:

1. CEF Advisers, Inc.

                                                                                    VALUE            SHRS OR
       NAME OF ISSUER               TITLE OF CLASS              CUSIP            (Thousands)         PRN AMOUNT         SH/PRN
------------------------------------------------------------------------------------------------------------------------------------
ACM MANAGED DOLLAR                    Common Stock            000949107              220             45,100.00            SH
AGNICO EAGLE MINES                    Common Stock            008474108            3,034             53,300.00            SH
AMERICAN SELECT PORTFOLIO             Common Stock            029570108              250             30,000.00            SH
ANGLOGOLD ASHANTI                    Sponsored ADR            035128206            3,125             85,000.00            SH
APPLE COMPUTER INC                    Common Stock            037833100              373              3,551.00            SH
BARRICK GOLD CORP                     Common Stock            067901108            3,308            102,051.00            SH
BERKSHIRE HATHAWAY                    Common Stock            084670206            3,046              1,080.00            SH
BGC PARTNERS, INC                     Common Stock            05541T101               38             17,000.00            SH
BHP BILLITON LTD                     Sponsored ADR            088606107            3,466             77,716.00            SH
BLACKROCK INCOME                      Common Stock            09247F100              628            104,900.00            SH
BLACKROCK STRATEGIC  BOND             Common Stock            09249G106              313             33,000.00            SH
BROOKFIELD ASST MGMT                  Common Stock            112585104              248             18,000.00            SH
BROWN & BROWN INC                     Common Stock            115236101              200             10,600.00            SH
CANADIAN NAT RES                      Common Stock            136385101              386             10,000.00            SH
COHEN & STEERS                        Common Stock            19247W102              179             90,000.00            SH
COMPANIA DE MINAS                    Sponsored ADR            204448104            6,235            260,000.00            SH
CONOCOPHILLIPS                        Common Stock            20825C103              478             12,208.00            SH
COSTCO WHSL CORP                      Common Stock            22160K105              463             10,000.00            SH
DEL MONTE FOODS                       Common Stock            24522P103              219             30,000.00            SH
DELL INC                              Common Stock            24702R101              119             12,500.00            SH
DREMAN/CLAYMORE                       Common Stock            26153R100              115             79,430.28            SH
DWS DREMAN VALUE                      Common Stock            23339M105              157             46,300.00            SH
DWS MULTI-MARKET                      Common Stock            23338L108              122             20,000.00            SH
ELDORADO GOLD CORP                    Common Stock            284902103            7,200            800,000.00            SH
EVERGREEN MULTI-SECT                  Common Stock            30024Y104              401             38,739.00            SH
FIRST TRUST ABERDEEN                  Common Stock            337319107              507             48,538.00            SH
GABELLI DIVIDEND &                    Common Stock            36242H104              451             54,000.00            SH
GOLDCORP INC                          Common Stock            380956408            1,745             52,385.00            SH
GOLDMAN SACHS GROUP                   Common Stock            38141G104              413              3,900.00            SH
GOOGLE INC CL A                       Common Stock            38259P507              798              2,294.00            SH
GREAT BASIN GOLD LTD                  Common Stock            390124105            1,270          1,000,000.00            SH
HELIOS ADVANTAGE                      Common Stock            42327W107              318            321,130.00            SH
HELIOS TOTAL RETURN                   Common Stock            42327V109              630            140,700.00            SH
HOVNANIAN ENTERPRISE                  Common Stock            442487203               39             25,000.00            SH
ISHARES SILVER TRUST                       Ishares            46428Q109              326             25,464.00            SH
JAGUAR MINING INC.                    Common Stock            47009M103            2,446            407,675.00            SH
JOHN HANCOCK PATRIOT                  Common Stock            41013T105              529             83,765.00            SH
JOHNSON & JOHNSON                     Common Stock            478160104              579             11,000.00            SH
JPMORGAN & CHASE & C                  Common Stock            46625H100              516             19,400.00            SH
KINROSS GOLD CORP                     Common Stock            496902404            5,361            300,000.00            SH
LEUCADIA NATL CORP                    Common Stock            527288104              298             20,000.00            SH
LIHIR GOLD LTD ADR                   Sponsored ADR            532349107            2,271            100,000.00            SH
LOWES COS INC                         Common Stock            548661107              347             19,000.00            SH
MASTERCASRD INC CL A                  Common Stock            57636Q104            1,675             10,000.00            SH
METROGAS INC                       Sponsored ADR B            591673207               19             12,713.00            SH
NORTHERN DYNASTY MINERALS             Common Stock            66510M204            4,146            600,000.00            SH
NUVEEN MULTI-ST INC                   Common Stock            67073B106              545            150,000.00            SH
PROCTER & GAMBLE CO                   Common Stock            742718109              353              7,500.00            SH
PULTE HOMES INC                       Common Stock            745867101              219             20,000.00            SH
RANDGOLD RES                         Sponsored ADR            752344309            4,348             80,000.00            SH
RMR REAL ESTATE FUND                  Common Stock            74963F106              473            295,419.00            SH
SILVERCORP METALS                     Common Stock            82835P103            2,270          1,000,000.00            SH
STRATEGIC INC FUND                    Common Stock            349739102              124             20,000.00            SH
STREETTRACKS GOLD                         GOLD SHS            78463V107            1,296             14,360.00            SH
TIBCO SOFTWARE INC                    Common Stock            88632Q103               76             13,000.00            SH
TORTOISE NORTH AMER                   Common Stock            89147T103              364             29,357.00            SH
WESTERN ASSET EMRG                    Common Stock            95766A101              569             48,204.54            SH
YAMANA GOLD INC                       Common Stock            98462Y100              979            105,800.00            SH



                                                       INVESTMENT               OTHER
          NAME OF ISSUER           PUT/CALL            DISCRETION              MANAGERS              VOTING AUTHORITY
--------------------------------------------------------------------------------------------------------------------------------
ACM MANAGED DOLLAR                                      Defined                    1                    45,100.00
AGNICO EAGLE MINES                                        Sole                                          53,300.00
AMERICAN SELECT PORTFOLIO                               Defined                    1                    30,000.00
ANGLOGOLD ASHANTI                                         Sole                                          85,000.00
APPLE COMPUTER INC                                        Sole                                           3,551.00
BARRICK GOLD CORP                                         Sole                                         102,051.00
BERKSHIRE HATHAWAY                                        Sole                                           1,080.00
BGC PARTNERS, INC                                       Defined                    1                    17,000.00
BHP BILLITON LTD                                          Sole                                          77,716.00
BLACKROCK INCOME                                        Defined                    1                   104,900.00
BLACKROCK STRATEGIC BOND                                Defined                    1                    33,000.00
BROOKFIELD ASST MGMT                                      Sole                                          18,000.00
BROWN & BROWN INC                                       Defined                    1                    10,600.00
CANADIAN NAT RES                                          Sole                                          10,000.00
COHEN & STEERS                                          Defined                    1                    90,000.00
COMPANIA DE MINAS                                         Sole                                         260,000.00
CONOCOPHILLIPS                                            Sole                                          12,208.00
COSTCO WHSL CORP                                          Sole                                          10,000.00
DEL MONTE FOODS                                         Defined                    1                    30,000.00
DELL INC                                                Defined                    1                    12,500.00
DREMAN/CLAYMORE                                         Defined                    1                    79,430.28
DWS DREMAN VALUE                                        Defined                    1                    46,300.00
DWS MULTI-MARKET                                        Defined                    1                    20,000.00
ELDORADO GOLD CORP                                        Sole                                         800,000.00
EVERGREEN MULTI-SECT                                    Defined                    1                    38,739.00
FIRST TRUST ABERDEEN                                    Defined                    1                    48,538.00
GABELLI DIVIDEND &                                      Defined                    1                    54,000.00
GOLDCORP INC                                              Sole                                          52,385.00
GOLDMAN SACHS GROUP                                       Sole                                           3,900.00
GOOGLE INC CL A                                           Sole                                           2,294.00
GREAT BASIN GOLD LTD                                      Sole                                       1,000,000.00
HELIOS ADVANTAGE                                        Defined                    1                   321,130.00
HELIOS TOTAL RETURN                                     Defined                    1                   140,700.00
HOVNANIAN ENTERPRISE                                      Sole                                          25,000.00
ISHARES SILVER TRUST                                      Sole                                          25,464.00
JAGUAR MINING INC.                                        Sole                                         407,675.00
JOHN HANCOCK PATRIOT                                    Defined                    1                    83,765.00
JOHNSON & JOHNSON                                         Sole                                          11,000.00
JPMORGAN & CHASE & C                                      Sole                                          19,400.00
KINROSS GOLD CORP                                         Sole                                         300,000.00
LEUCADIA NATL CORP                                        Sole                                          20,000.00
LIHIR GOLD LTD ADR                                        Sole                                         100,000.00
LOWES COS INC                                             Sole                                          19,000.00
MASTERCASRD INC CL A                                      Sole                                          10,000.00
METROGAS INC                                            Defined                    1                    12,713.00
NORTHERN DYNASTY MINERALS                                 Sole                                         600,000.00
NUVEEN MULTI-ST INC                                     Defined                    1                   150,000.00
PROCTER & GAMBLE CO                                       Sole                                           7,500.00
PULTE HOMES INC                                           Sole                                          20,000.00
RANDGOLD RES                                              Sole                                          80,000.00
RMR REAL ESTATE FUND                                    Defined                    1                   295,419.00
SILVERCORP METALS                                         Sole                                       1,000,000.00
STRATEGIC INC FUND                                      Defined                    1                    20,000.00
STREETTRACKS GOLD                                         Sole                                          14,360.00
TIBCO SOFTWARE INC                                      Defined                    1                    13,000.00
TORTOISE NORTH AMER                                     Defined                    1                    29,357.00
WESTERN ASSET EMRG                                      Defined                    1                    48,204.54
YAMANA GOLD INC                                           Sole                                         105,800.00